Long Term Debt - Repayment of the Senior Unsecured Notes - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 03, 2020	Jan. 02, 2021	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Debt Instrument [Line Items]
Gain (Loss) on Extinguishment of Debt	$ 7,300	$ (7,281)	$ 0	$ 0	$ (488)
Senior Unsecured Notes
Debt Instrument [Line Items]
Debt instrument year of maturity			2024
Debt instrument, principal amount	$ 390,000
LIBOR | Minimum | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate		1.00%
LIBOR | Maximum | Senior Unsecured Notes
Debt Instrument [Line Items]
Interest rate		8.50%